Securities (Summary of Proceeds and Realized Gain/(Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Securities [Abstract]
Gross proceeds from sales of securities	$ 4,304	$ 53,213	$ 14,631
Gross realized gains from sold and called securities	139	83	43
Gross realized losses from sold and called securities	(21)	$ (70)	$ (34)
Gross gains from business combinations	$ 100